Income Tax Expense	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Income Tax Expense
NOTE 6. INCOME TAX EXPENSE

Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Current tax
Current tax on profits for the fiscal year	—	—	—

Total current tax expense	—	—	—

Deferred income tax
Decrease in deferred tax assets	3,797,425	(1,730,865)	(2,326,468)
Decrease in deferred tax liabilities	(3,797,425)	1,730,865	2,326,468
Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	—

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(61,434,165)	(42,716,625)	(39,896,348)
Tax at the Australian tax rate of 25% (2024 & 2023:25%)	(15,358,541)	(10,679,156)	(9,974,087)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	290,886	449,072	500,393
Other non-deductible expenses	518,807	31,997	332,523
Non-assessable income	(1,252,948)	(930,697)	(828,500)
Deductible capital listing fee	(675,897)	(834,683)	(507,561)
Adjustment of current tax for prior period	—	—	—
Difference in overseas tax rates*	9,520,599	6,542,761	5,442,226

	(6,957,094)	(5,420,706)	(5,035,006)

Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,957,094	5,420,706	5,035,006

Income tax expense**	—	—	—

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2025, 2024 and 2023.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Deferred tax assets for tax losses not recognized comprises:
Unused tax losses for which no deferred tax asset has been recognized	399,133,050	310,330,626	221,070,595

Total deferred tax assets for tax losses not recognized	61,624,110	58,586,607	42,042,046

The above potential tax benefit for tax losses has not been recognized in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2025 was $399,133,050 (2024: $310,330,626, 2023: 221,070,595). Utilization of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilize the losses.